EQUITY (Details 2) - Options $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares
Number
Number of options outstanding at beginning of year | shares	27,188,687
Changes during the year:
Granted | shares	4,576,500	[1]
Exercised | shares	(2,746,100)
Forfeited | shares	(76,150)
Number of options outstanding at end of year | shares	28,942,937
Number of options exercisable at year-end | shares	19,755,263
Weighted average exercise price
Weighted average exercise price of options outstanding at beginning of year | $ / shares	$ 14.85
Changes during the year:
Granted | $ / shares	45.91	[1]
Exercised | $ / shares	2.88
Forfeited | $ / shares	18.90
Weighted average exercise price of options outstanding at end of year | $ / shares	20.82
Weighted average exercise price exercisable at year-end | $ / shares	$ 10.05
Aggregated intrinsic value options outstanding at end of year | $	$ 623,550	[2]
Aggregated intrinsic value options exercisable at year end | $	$ 583,398	[2]

[1]	On August 15, 2016 the Company granted the Company's founders, who are also shareholders, 4,000,000 options, exercisable into the same amount of the Company's ordinary shares, at an exercise price of $46.88 per share, which are subject to graded vesting over four years.
[2]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of $38.12 of the Company's ordinary share on December 31, 2016. This represents the potential pre-tax amount receivable by the option holders had all option holders exercised their options as of such date.